Common Stock and Stock-Based Awards - Summary of Restricted Stock Unit Activity (Details) - RSU and PSU [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested restricted stock units, Beginning balance | shares	1,549,540
Number of shares, Granted | shares	4,424,479
Number of Shares, Forfeited | shares	(1,071,571)
Number of Shares, Vested | shares	(1,524,644)
Number of Shares, Unvested restricted stock units, Ending balance | shares	3,377,804
Weighted Average Grant Date Fair Value, Unvested restricted stock units, Beginning balance | $ / shares	$ 9.37
Weighted Average Grant Date Fair Value, Granted | $ / shares	4.14
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	6.94
Weighted Average Grant Date Fair Value, Vested | $ / shares	7.22
Weighted Average Grant Date Fair Value, Unvested restricted stock units, Ending balance | $ / shares	$ 4.26